Cash generated from operations - Summary of Current and Non-current Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 1,070	£ 2,526	£ 2,353
Financing cash flows	(442)	(1,299)	(251)
Foreign exchange movements	32	(150)	421
Fair value and other movements	8	(7)	3
Ending balance	668	1,070	2,526
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,066	2,517	2,106
Financing cash flows	(441)	(1,292)	(3)
Foreign exchange movements	10	(149)	416
Fair value and other movements	8	(10)	(2)
Ending balance	643	1,066	2,517
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4	9	247
Financing cash flows	(1)	(7)	(248)
Foreign exchange movements	22	(1)	5
Fair value and other movements		3	5
Ending balance	£ 25	£ 4	£ 9